Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
	Jun. 03, 2015	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Restricted cash and cash equivalents		$ 5,587	$ 10,583		$ 10,583	$ 53,085
Deferred finance costs, gross			41,020		41,020	44,741
Amortization of financing costs		3,322		$ 2,501	10,989	3,973	$ 0
Other assets		19,906	18,455		18,455	18,772
Long-term debt		1,072,533	1,223,224		1,223,224	1,611,612
Deferred tax assets, net, current						5,312	5,464
Deferred tax liabilities, net, noncurrent		239,414	208,195		208,195	277,965
Depreciation			3,600		14,400
Increase in Voyage Charter Revenues						40,454	40,454
Increase in Voyage Expenses						70,817	70,817
Allowance for doubtful accounts receivable			447		447	352
Ineffective Portion					0	0
Goodwill and Intangible Asset Impairment							16,214
Long-term debt		1,143,687	1,286,263		1,286,263	1,623,926
Deferred Financing Costs Writeoff							4,603
Accounting Standards Update 201503 [Member]
Summary Of Significant Accounting Policies [Line Items]
Other assets		(44,543)	(44,543)		(44,543)	(44,741)
Long-term debt		(44,543)	(44,543)		(44,543)	(44,741)
OIN Facilities [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash and cash equivalents		8,989	8,989		8,989	70,093
Debt instrument, convenant threshold related to net cash proceeds from asset sales	$ 78,000
OBS Term Loan [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred finance costs, gross		33,859
Long-term debt		498,535	574,615		574,615	576,570
Debt instrument, unamortized discount			1,187		1,187	1,480
OIN Term Loan [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred finance costs, gross			41,020		41,020
Long-term debt		528,666	595,222		595,222	601,356
Debt instrument, unamortized discount			861		861	1,071
Unsecured Senior Notes Due In 2013, 2018 and 2024 [Member].
Summary Of Significant Accounting Policies [Line Items]
Deferred finance costs, gross		3,168	3,523		3,523
Debtor reorganization items write off of deferred financing costs						2,909
Debtor reorganization items write off of debt discounts						5,914
Unsecured Revolving Credit Facility and Secured Term Loan [Member]
Summary Of Significant Accounting Policies [Line Items]
Debtor reorganization items write off of deferred financing costs							$ 4,603
OBS ABL Facility [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred finance costs, gross		$ 2,690
OIN Revolver Facility [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred finance costs, gross			$ 2,922		$ 2,922	$ 3,445
Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage		83.00%			77.00%	77.00%